GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 2,843	$ 2,843	$ 2,843
Amortization of Intangible Assets	$ 100	$ 100	$ 100